Cash and cash equivalents and restricted cash - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [Line Items]
Cash and bank balances	¥ 12,950	¥ 7,651
RMB [member]
Disclosure of detailed information about financial instruments [Line Items]
Cash and bank balances	¥ 12,788	¥ 6,658